Income Tax (Details) - Schedule of reconciliation of income tax expense - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of income tax expense [Abstract]
Net loss before income tax		$ (44,681)	$ (25,891)
Expected federal income tax recovery calculated at 27%(a)	[1]	(12,064)	(6,992)
Effect of income/expenses, net, that are not (taxable)/deductible (permanent differences) in determining taxable profit		3,493	(1,454)
Tax rates differences applicable to foreign subsidiaries		(708)	(143)
Adjustments related to prior years		0	958
Change valuation allowance		7,988	8,009
Foreign exchange		1,226	(378)
Changes in tax rates		950
Other		65
Income tax expense		$ 950

[1]	Due to the substantial alignment of the taxable income base between Canada and its provinces, the combined federal and provincial rate has been used as the reconciliation rate.